Employee Benefit Liabilities (Details) - Schedule of defined benefit plans - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of defined benefit plans [Abstract]
Defined benefit obligation	$ 123,138	$ 113,540
Fair value of plan assets	(110,497)	(98,421)
Net defined benefit liability	$ 12,641	$ 15,119